Basic and Diluted Net Loss Per Share - Schedule of Computation of Diluted Net Income (Loss) Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Total common stock equivalents	166,130,883	132,105,151	165,647,549	125,187,005
Common Stock Warrants [Member]
Total common stock equivalents	127,434,122	95,205,057	127,434,122	88,365,036
Common Stock Options [Member]
Total common stock equivalents	38,696,761	36,900,094	38,213,427	36,821,969